Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 02, 2016
Registrant Name	CREDIT SUISSE OPPORTUNITY FUNDS
Central Index Key	0000946110
Amendment Flag	false
Document Creation Date	Mar. 02, 2016
Document Effective Date	Mar. 02, 2016
Prospectus Date	Feb. 29, 2016
Credit Suisse Volaris US Strategies Fund | Class A
Prospectus:
Trading Symbol	VAEAX
Credit Suisse Volaris US Strategies Fund | Class C
Prospectus:
Trading Symbol	VAECX
Credit Suisse Volaris US Strategies Fund | Class I
Prospectus:
Trading Symbol	VAEIX